FINANCE COSTS (Details) $ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2018 USD ($)
Finance Costs [Abstract]
Interest on borrowings	$ 709	$ 740
Interest on post-employment benefits liability	14	12
Loss on repayment of long-term debt	28	0
Loss (gain) on foreign exchange	136	(107)
Change in fair value of derivative instruments	(95)	99
Capitalized interest	(20)	(18)
Other	21	20
Total finance costs	793	$ 746
Forward contract [member]
Finance Costs [Abstract]
Change in fair value of derivative instruments	21
Senior Notes Due 2018
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,800		$ 1.4